Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets and property, plant and equipment (Details) - DKK (kr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Impairment losses for the year	kr 0	kr 0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	50,939,000,000
Total amortisation	1,834,000,000	1,599,000,000	kr 1,066,000,000
Impairment losses for the year	1,414,000,000	760,000,000	573,000,000
Intangible assets other than goodwill	60,406,000,000	50,939,000,000
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	66,671,000,000
Carrying amount at the end of the year	90,961,000,000	66,671,000,000
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	26,622,000,000
Carrying amount at the end of the year	30,665,000,000	26,622,000,000
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	14,613,000,000
Carrying amount at the end of the year	17,117,000,000	14,613,000,000
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	3,075,000,000
Carrying amount at the end of the year	3,516,000,000	3,075,000,000
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	22,361,000,000
Carrying amount at the end of the year	39,663,000,000	22,361,000,000
Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	42,994,000,000
Impairment losses for the year		760,000,000
Intangible assets other than goodwill	52,520,000,000	42,994,000,000
Intellectual property rights | Biocorp Production S.A., France
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions during the year	1,221,000,000
Intellectual property rights | Additions from acquisition of businesses (note 5.3) | KBP Biosciences PTE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)	5,650,000,000
Intellectual property rights | Additions from acquisition of businesses (note 5.3) | Inversago Pharma Inc., Canada
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)	4,321,000,000
Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	3,330,000,000
Intangible assets other than goodwill	3,422,000,000	3,330,000,000
Gross carrying amount
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	4,615,000,000	4,346,000,000
Additions during the year	0	0
Disposals during the year	0	0
Effect of exchange rate adjustment	(151,000,000)	269,000,000
Goodwill at end of period	4,464,000,000	4,615,000,000	4,346,000,000
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	59,627,000,000	49,582,000,000
Additions during the year	13,067,000,000	2,736,000,000
Disposals during the year	(1,787,000,000)	(184,000,000)
Effect of exchange rate adjustment	(114,000,000)	1,235,000,000
Intangible assets other than goodwill	70,793,000,000	59,627,000,000	49,582,000,000
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	111,426,000,000	95,887,000,000
Additions during the year	31,431,000,000	14,654,000,000
Disposals during the year	(2,828,000,000)	(982,000,000)
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	(1,446,000,000)	1,554,000,000
Carrying amount at the end of the year	138,583,000,000	111,426,000,000	95,887,000,000
Gross carrying amount | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in goodwill [abstract]
Additions during the year		0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)		6,258,000,000
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)		313,000,000
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	43,403,000,000	41,076,000,000
Additions during the year	2,681,000,000	706,000,000
Disposals during the year	(690,000,000)	(205,000,000)
Transfer and reclassifications	4,246,000,000	1,000,000,000
Effect of exchange rate adjustment	(650,000,000)	529,000,000
Carrying amount at the end of the year	48,990,000,000	43,403,000,000	41,076,000,000
Gross carrying amount | Land and buildings | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)		297,000,000
Gross carrying amount | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	37,548,000,000	35,944,000,000
Additions during the year	47,000,000	143,000,000
Disposals during the year	(952,000,000)	(123,000,000)
Transfer and reclassifications	4,679,000,000	1,152,000,000
Effect of exchange rate adjustment	(371,000,000)	430,000,000
Carrying amount at the end of the year	40,951,000,000	37,548,000,000	35,944,000,000
Gross carrying amount | Plant and machinery | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)		2,000,000
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	8,114,000,000	7,776,000,000
Additions during the year	873,000,000	645,000,000
Disposals during the year	(624,000,000)	(621,000,000)
Transfer and reclassifications	731,000,000	329,000,000
Effect of exchange rate adjustment	(115,000,000)	(29,000,000)
Carrying amount at the end of the year	8,979,000,000	8,114,000,000	7,776,000,000
Gross carrying amount | Other equipment | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)		14,000,000
Gross carrying amount | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	22,361,000,000	11,091,000,000
Additions during the year	27,830,000,000	13,160,000,000
Disposals during the year	(562,000,000)	(33,000,000)
Transfer and reclassifications	(9,656,000,000)	(2,481,000,000)
Effect of exchange rate adjustment	(310,000,000)	624,000,000
Carrying amount at the end of the year	39,663,000,000	22,361,000,000	11,091,000,000
Gross carrying amount | Assets under construction | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)		0
Gross carrying amount | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	49,731,000,000	41,802,000,000
Additions during the year	12,567,000,000	1,310,000,000
Disposals during the year	(1,629,000,000)	(151,000,000)
Effect of exchange rate adjustment	76,000,000	1,004,000,000
Intangible assets other than goodwill	60,745,000,000	49,731,000,000	41,802,000,000
Gross carrying amount | Intellectual property rights | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)		5,766,000,000
Gross carrying amount | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	5,281,000,000	3,434,000,000
Additions during the year	500,000,000	1,426,000,000
Disposals during the year	(158,000,000)	(33,000,000)
Effect of exchange rate adjustment	(39,000,000)	(38,000,000)
Intangible assets other than goodwill	5,584,000,000	5,281,000,000	3,434,000,000
Gross carrying amount | Software and other intangibles | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)		492,000,000
Loss allowance
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0	0
Effect of exchange rate adjustment	0	0
Impairment losses for the year	0	0
Impairment losses reversed during the year	0
Goodwill at end of period	0	0	0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortisation and impairment losses reversed on disposals during the year	0	0
Depreciation and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(8,688,000,000)	(6,411,000,000)
Effect of exchange rate adjustment	96,000,000	80,000,000
Total amortisation	1,834,000,000	1,599,000,000
Impairment losses for the year	1,796,000,000	760,000,000
Impairment losses reversed during the year	(382,000,000)
Amortisation and impairment losses reversed on disposals during the year	(1,645,000,000)	(162,000,000)
Intangible assets other than goodwill	(10,387,000,000)	(8,688,000,000)	(6,411,000,000)
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(44,755,000,000)	(40,525,000,000)
Effect of exchange rate adjustment	(533,000,000)	186,000,000
Amortisation for the year	5,455,000,000	4,954,000,000
Impairment losses for the year	710,000,000	49,000,000
Depreciation and impairment losses reversed on disposals during the year	(2,765,000,000)	(959,000,000)
Carrying amount at the end of the year	(47,622,000,000)	(44,755,000,000)	(40,525,000,000)
Depreciation and impairment losses | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(16,781,000,000)	(14,669,000,000)
Effect of exchange rate adjustment	(248,000,000)	52,000,000
Amortisation for the year	2,450,000,000	2,245,000,000
Impairment losses for the year	6,000,000	3,000,000
Depreciation and impairment losses reversed on disposals during the year	(664,000,000)	(188,000,000)
Carrying amount at the end of the year	(18,325,000,000)	(16,781,000,000)	(14,669,000,000)
Depreciation and impairment losses | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(22,935,000,000)	(21,138,000,000)
Effect of exchange rate adjustment	(196,000,000)	117,000,000
Amortisation for the year	1,919,000,000	1,793,000,000
Impairment losses for the year	118,000,000	10,000,000
Depreciation and impairment losses reversed on disposals during the year	(942,000,000)	(123,000,000)
Carrying amount at the end of the year	(23,834,000,000)	(22,935,000,000)	(21,138,000,000)
Depreciation and impairment losses | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(5,039,000,000)	(4,718,000,000)
Effect of exchange rate adjustment	(89,000,000)	17,000,000
Amortisation for the year	1,086,000,000	916,000,000
Impairment losses for the year	24,000,000	3,000,000
Depreciation and impairment losses reversed on disposals during the year	(597,000,000)	(615,000,000)
Carrying amount at the end of the year	(5,463,000,000)	(5,039,000,000)	(4,718,000,000)
Depreciation and impairment losses | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	0	0
Effect of exchange rate adjustment	0	0
Amortisation for the year	0	0
Impairment losses for the year	562,000,000	33,000,000
Depreciation and impairment losses reversed on disposals during the year	(562,000,000)	(33,000,000)
Carrying amount at the end of the year	0	0	0
Depreciation and impairment losses | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(6,737,000,000)	(4,652,000,000)
Effect of exchange rate adjustment	102,000,000	70,000,000
Total amortisation	1,621,000,000	1,404,000,000
Impairment losses for the year	1,776,000,000	760,000,000
Impairment losses reversed during the year	(382,000,000)
Amortisation and impairment losses reversed on disposals during the year	(1,629,000,000)	(149,000,000)
Intangible assets other than goodwill	(8,225,000,000)	(6,737,000,000)	(4,652,000,000)
Depreciation and impairment losses | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(1,951,000,000)	(1,759,000,000)
Effect of exchange rate adjustment	(6,000,000)	10,000,000
Total amortisation	213,000,000	195,000,000
Impairment losses for the year	20,000,000	0
Impairment losses reversed during the year	0
Amortisation and impairment losses reversed on disposals during the year	(16,000,000)	(13,000,000)
Intangible assets other than goodwill	kr (2,162,000,000)	kr (1,951,000,000)	kr (1,759,000,000)